EMPLOYEE BENEFITS (Details 2) (USD $)	1 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	May 31, 2012	Dec. 31, 2011	Nov. 30, 2011	May 31, 2011	Dec. 31, 2010	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2010 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2012 Omnibus Stock Plan	Dec. 31, 2005 Omnibus Stock Plan	Dec. 31, 2012 RLI Corp. Long-Term Incentive Plan (LTIP)
Stock based compensation
Shares authorized for grant																1,500,000	2,000,000
Stock options granted to date (in shares)															1,228,726		839,900
Award vesting period												5 years
Term of options												8 years
Term of options granted prior to 2009												10 years
Age and period of service of the participant to be eligible for retirement																	75 years
Special dividend declared (in dollars per share)		$ 5.00			$ 5.00		$ 7.00
Special dividend paid (in dollars per share)	$ 5.00			$ 5.00			$ 7.00
Nonqualified options as percentage of options outstanding									99.00%
Weighted Number of Options Outstanding
Outstanding options at the beginning of the period (in shares)									1,280,866	1,524,982	1,583,803
Options granted (in shares)			218,900			201,000		167,150	334,900	297,950	223,150		1,541	2,474			334,900
Special dividend (in shares)									1,086	1,541	5,398
Options exercised (in shares)									(141,130)	(515,317)	(244,505)
Options canceled/forfeited (in shares)									(3,120)	(28,290)	(42,864)
Outstanding options at the end of the period (in shares)	1,472,602			1,280,866			1,524,982		1,472,602	1,280,866	1,524,982
Exercisable options at the end of the period (in shares)	681,092			603,936			833,331		681,092	603,936	833,331
Weighted Average Exercise Price
Outstanding options at the beginning of the period (in dollars per share)									$ 43.23	$ 41.32	$ 44.73
Options granted (in dollars per share)									$ 63.43	$ 55.03	$ 49.07		$ 54.95	$ 55.20
Special dividend (in dollars per share)	$ 30.78			$ 32.16			$ 34.25		$ 30.78	$ 32.16	$ 34.25
Options exercised (in dollars per share)									$ 38.06	$ 34.61	$ 28.95
Options canceled/forfeited (in dollars per share)									$ 40.84	$ 41.64	$ 40.15
Outstanding options at the end of the period (in dollars per share)	$ 44.45			$ 43.23			$ 41.32		$ 44.45	$ 43.23	$ 41.32
Exercisable options at the end of the period (in dollars per share)	$ 36.57			$ 39.80			$ 37.96		$ 36.57	$ 39.80	$ 37.96
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term of options outstanding									5 years 5 months 5 days	5 years 7 months 13 days	5 years 9 months 14 days
Weighted-average remaining contractual term of exercisable options									4 years 3 months 7 days	4 years 6 months 14 days	4 years 10 months 10 days
Aggregate Intrinsic Value
Options exercised (in dollars)									$ 4,712,000	$ 12,764,000	$ 6,467,000
Outstanding options at the end of the period (in dollars)	29,865,000			37,949,000			17,161,000		29,865,000	37,949,000	17,161,000
Exercisable options at the end of the period (in dollars)	19,135,000			19,965,000			12,176,000		19,135,000	19,965,000	12,176,000
Average fair value of options granted (in dollars per share)			$ 13.07			$ 12.92		$ 13.42	$ 13.11	$ 12.91	$ 13.20
Stock-based compensation expenses (in dollars)									3,600,000	3,500,000	3,100,000		100,000	100,000
Income tax benefit from stock-based compensation (in dollars)									1,300,000	1,200,000	1,100,000
Unrecognized stock-based compensation expense (in dollars)	$ 4,300,000			$ 3,600,000			$ 3,700,000		$ 4,300,000	$ 3,600,000	$ 3,700,000
Weighted average grant date assumptions and weighted average fair value
Weighted-average fair value of grants (in dollars per share)			$ 13.07			$ 12.92		$ 13.42	$ 13.11	$ 12.91	$ 13.20
Risk-free interest rates (as a percent)									0.90%	2.06%	2.58%
Dividend yield (as a percent)									1.93%	1.89%	1.74%
Expected volatility (as a percent)									25.62%	25.68%	25.91%
Expected option life									5 years 5 months 5 days	5 years 6 months 14 days	5 years 7 months 10 days
Period for which annualized dividends is considered to calculate dividend yield									5 years
POST-RETIREMENT BENEFITS OTHER THAN PENSION
Retirement age, minimum									55 years
Service period, minimum									20 years
Medical coverage termination, threshold age									65 years